EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Discount rate | Sensitivity Analysis, +0.50%
Sensitivity analysis regarding the relevant assumptions of the plans
Increase in present value, net	R$ 691,494
Medical cost growth rate | Sensitivity Analysis, +1.00%
Sensitivity analysis regarding the relevant assumptions of the plans
Increase in present value, net	R$ 788,124